Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Service/ Products received from related parties:
Service/ Products received from related parties		$ 447,055	$ 1,068,990	$ 10,957,200
Service/ Products delivered to related parties:
Service/ Products delivered to related parties		4,668	68,825	146,243
Repayment of borrowings:
Repayment of borrowings		3,304,787
Guardforce Security (Thailand) Company Limited [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	[1]	446,098	918,536	792,499
Guardforce Aviation Security Company Limited [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	[2]	957	1,643	4,052
Shenzhen Intelligent Guardforce Robot Technology Co., Limited – Purchases [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	[3]		6,178	5,964,199
Shenzhen Kewei Robot Technology Co., Limited – Purchases [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	[4]		93,633	1,196,450
Shenzhen Kewei Robot Technology Co., Limited – ICP [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	[5]			3,000,000
InnoAI Technology (Shenzhen) Co., Ltd. [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	[6]		49,000
GF Technovation Company Limited [Member]
Service/ Products delivered to related parties:
Service/ Products delivered to related parties	[7]		231	146,243
Shenzhen Kewei Robot Technology Co., Limited [Member]
Service/ Products delivered to related parties:
Service/ Products delivered to related parties	[8]	4,668	68,594
Tu Jingyi [Member]
Repayment of borrowings:
Repayment of borrowings	[9]	1,591,825
Guardforce Holdings (HK) Limited [Member]
Repayment of borrowings:
Repayment of borrowings	[9]	$ 1,712,962

[1]	Guardforce Security (Thailand) Co., Ltd. provided security guard services to the Company.
[2]	Guardforce Aviation Security Co., Ltd. provided escort services to the Company.
[3]	The Company paid $13,219,105 to Shenzhen Intelligent Guardforce Robot Technology Co., Limited for the purchase of robots, in which robots amounting to $4,481,346 had yet to be delivered, and robots amounting to $2,773,560 were returned by the Company.
[4]	The Company paid $1,785,617 to Shenzhen Kewei Robot Technology Co., Limited for the purchase of robots amounting to $1,611,782, in which robots amounting to $415,332 were returned by the Company.
[5]	On February 8, 2022, the Company entered into a Commission Development Agreement with Shenzhen Kewei Robot Technology Co., Limited for the development of a robotics management platform named GFAI Intelligent Cloud Platform V2.0 (“ICP”). The contract amount was $3,000,000 which was paid in 2022 as a one-time lump sum payment upon the execution of the agreement.
[6]	On May 13, 2024, the Company entered into a Share Transfer Agreement to acquire 100% of the equity interests in InnoAI. Pursuant to the InnoAI Agreement, InnoAI became a wholly owned subsidiary of the Company.
[7]	The Company sold robots to GF Technovation Company Limited.
[8]	The Company rented robots to Shenzhen Kewei Robot Technology Co., Limited.
[9]	Pursuant to a settlement agreement with Tu Jingyi (“Mr. Tu”) dated March 22, 2024, the Company had fully paid off these borrowings in cash on May 3, 2024.